SHAREHOLDERS' EQUITY (DEFICIENCY) (Preferred Shares) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Liquidation preference		8.00%
Preferred Shares Conversion [Member]
Class of Stock [Line Items]
Number of shares converted	4,338,998
Number of shares issued for conversion	4,338,998
Preferred Share Warrants Conversion [Member]
Class of Stock [Line Items]
Number of shares converted	948,000
Number of shares issued for conversion	948,000
Series C1 Preferred Stock [Member] | Investor Warrants [Member]
Class of Stock [Line Items]
Shares called by warrants		41,822
Exercise price		$ 4.99
Series C2 Preferred Stock [Member]
Class of Stock [Line Items]
Exercise price	$ 5.38
Expiration of warrants	8,366
Series C2 Preferred Stock [Member] | Investor Warrants [Member]
Class of Stock [Line Items]
Shares called by warrants		50,399
Exercise price		$ 5.38
Series C2 Preferred Stock [Member] | Services Warrants [Member]
Class of Stock [Line Items]
Exercise price		$ 5.38
Expiration of warrants		18,586
Series D1 Preferred Stock [Member] | Services Warrants [Member]
Class of Stock [Line Items]
Expiration of warrants	25,196
Series D2 Preferred Stock [Member] | Investor Warrants [Member]
Class of Stock [Line Items]
Expiration of warrants	810,013
Series D2 Preferred Stock [Member] | Services Warrants [Member]
Class of Stock [Line Items]
Expiration of warrants	20,570